ACQUISITIONS (Details) ¥ in Thousands, $ in Thousands		1 Months Ended
	Apr. 03, 2015 CNY (¥) company	Jun. 23, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
ACQUISITIONS
Unpaid consideration- to be paid in 2016				¥ 8,450
Goodwill			$ 33,560	217,394
YJS
ACQUISITIONS
Percentage of equity interest acquired	100.00%
Number of companies acquired | company	2
Total purchase price	¥ 250,000
Total unpaid consideration				16,900
Unpaid consideration- to be paid in 2016				8,450
Unpaid consideration- to be paid in 2017				¥ 8,450
Net assets	10,524
Identifiable intangible assets	47,870
Goodwill	203,574
Deferred tax liabilities	(11,968)
Total	¥ 250,000
Zhiding Youyuan
ACQUISITIONS
Percentage of equity interest acquired		60.00%
Total purchase price		¥ 18,660
Net assets		14,170
Goodwill		13,820
Non-controlling interests		(9,330)
Total		¥ 18,660